Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K under the Securities Act of 1933, which is referred to as the Securities Act, we are providing the following information about the relationship between “Compensation Actually Paid” (herein referred to as “CAP”) to our principal executive officer, or PEO, and our non-PEO named executive officers, or Non-PEO NEOs, compared to our Net Loss and our Total Shareholder Return, or TSR. For further information concerning AOB’s performance-based approach to executive compensation and how AOB aligns executive compensation with Company performance, refer to the Executive Compensation section of this proxy statement.

Year(1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)(7)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (3) (8)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net loss (in thousands) (6)
2026	$1,843,433	$(408,583)	$672,173	$262,413	$120	$(9,208)
2025	$2,862,670	$5,120,972	$970,896	$1,360,220	$144	$(77)

(1) This is our initial filing as a Smaller Reporting Company pursuant to Rule 405 of the Securities Act, and as such, we are only required to include information for the past two fiscal years in this table.

(2) Our PEO for each of the applicable fiscal years 2026 and 2025 is our CEO, Mr. Murphy.

(3) In calculating the CAP, the fair value or change in fair value, as applicable, of the equity awards included in such calculations was computed in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate fair values were determined in a consistent manner and did not materially differ from those disclosed at the time of grant.

(4) Our Non-PEO NEOs for fiscal years 2026 and 2025, are our CFO, Mr. Fulmer and our COO, Mr. Vulgamott.

(5) Pursuant to the SEC rules, the TSR reflected in this column assumes $100 was invested on April 30,, 2024 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6) The amounts reflected in this column represent the net loss reflected in our audited financial statements for each applicable fiscal year.

(7) For fiscal years 2026 and 2025, calculation of our PEO’s CAP reflects the adjustments made to the total compensation amounts reported in the Summary Compensation Table (“SCT”) for fiscal years 2026 and 2025, respectfully, computed in accordance with Item 402(v) of Regulation S-K. The CAP dollar amounts included in the table do not reflect the actual amount of compensation earned by the executive or paid by us during the applicable year. The adjustments made to the SCT total for purposes of calculating CAP, in accordance with the relevant rules, are as follows:

Fiscal Year	2026	2025
PEO SCT Total	$1,843,433	$2,862,670
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(993,792)	(1,085,767)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	459,773	1,779,236
+ Year-Over-Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,717,040)	1,546,101
+ Fair Value at Vesting Date of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	-	-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	(957)	18,731
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-
Compensation Actually Paid to PEO	$(408,583)	$5,120,972

(8) For fiscal years 2026 and 2025, calculation of the average CAP for Non-PEO NEOs reflects the following adjustments made to the total compensation amounts reported for the applicable Non-PEO NEOs in the SCT for fiscal years 2026 and 2025, respectfully, computed in accordance with Item 402(v) of Regulation S-K. The CAP dollar amounts included in the table do not reflect the actual amount of compensation earned by the executives or paid by us during the applicable year. The adjustments made to the SCT total for purposes of calculating CAP, in accordance with the relevant rules, are as follows:

Fiscal Year	2026	2025
Non-PEO NEO Average SCT Total	$672,173	$970,896
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(230,382)	(222,088)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	106,578	363,933
+ Year-Over-Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (A)	(286,182)	241,001
+ Fair Value at Vesting Date of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	-	-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	226	6,477
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-
Average Compensation Actually Paid to Non-PEO NEOs	$262,413	$1,360,220

A) The average CAP for the non-PEO NEOs was calculated using the two non-PEO NEOs included in the Summary Compensation Table for the applicable fiscal year. Mr. Vulgamott did not have certain prior-year PSU awards outstanding because he was not an NEO at the time those awards were granted; accordingly, no adjustment related to those awards was included in his CAP for purposes of computing the average CAP for the non-PEO NEOs.

Analysis of the Information Presented in the Pay Versus Performance Table

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above.

Compensation Actually Paid and Net Loss

The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs to our net loss over the two years presented in the table.

Compensation Actually Paid and Cumulative TSR

The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs to our cumulative total stockholder return, or TSR, over the two years presented in the table.

Named Executive Officers, Footnote	Our Non-PEO NEOs for fiscal years 2026 and 2025, are our CFO, Mr. Fulmer and our COO, Mr. Vulgamott.
PEO Total Compensation Amount	$ 1,843,433	$ 2,862,670
PEO Actually Paid Compensation Amount	$ (408,583)	5,120,972
Adjustment To PEO Compensation, Footnote	For fiscal years 2026 and 2025, calculation of our PEO’s CAP reflects the adjustments made to the total compensation amounts reported in the Summary Compensation Table (“SCT”) for fiscal years 2026 and 2025, respectfully, computed in accordance with Item 402(v) of Regulation S-K. The CAP dollar amounts included in the table do not reflect the actual amount of compensation earned by the executive or paid by us during the applicable year. The adjustments made to the SCT total for purposes of calculating CAP, in accordance with the relevant rules, are as follows:

Fiscal Year	2026	2025
PEO SCT Total	$1,843,433	$2,862,670
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(993,792)	(1,085,767)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	459,773	1,779,236
+ Year-Over-Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,717,040)	1,546,101
+ Fair Value at Vesting Date of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	-	-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	(957)	18,731
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-
Compensation Actually Paid to PEO	$(408,583)	$5,120,972

Non-PEO NEO Average Total Compensation Amount	$ 672,173	970,896
Non-PEO NEO Average Compensation Actually Paid Amount	$ 262,413	1,360,220
Adjustment to Non-PEO NEO Compensation Footnote	For fiscal years 2026 and 2025, calculation of the average CAP for Non-PEO NEOs reflects the following adjustments made to the total compensation amounts reported for the applicable Non-PEO NEOs in the SCT for fiscal years 2026 and 2025, respectfully, computed in accordance with Item 402(v) of Regulation S-K. The CAP dollar amounts included in the table do not reflect the actual amount of compensation earned by the executives or paid by us during the applicable year. The adjustments made to the SCT total for purposes of calculating CAP, in accordance with the relevant rules, are as follows:

Fiscal Year	2026	2025
Non-PEO NEO Average SCT Total	$672,173	$970,896
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(230,382)	(222,088)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	106,578	363,933
+ Year-Over-Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (A)	(286,182)	241,001
+ Fair Value at Vesting Date of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	-	-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	226	6,477
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	-	-
Average Compensation Actually Paid to Non-PEO NEOs	$262,413	$1,360,220

A) The average CAP for the non-PEO NEOs was calculated using the two non-PEO NEOs included in the Summary Compensation Table for the applicable fiscal year. Mr. Vulgamott did not have certain prior-year PSU awards outstanding because he was not an NEO at the time those awards were granted; accordingly, no adjustment related to those awards was included in his CAP for purposes of computing the average CAP for the non-PEO NEOs.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs to our cumulative total stockholder return, or TSR, over the two years presented in the table.

Compensation Actually Paid vs. Net Income

The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our Non-PEO NEOs to our net loss over the two years presented in the table.

Total Shareholder Return Amount	$ 120	144
Net Income (Loss)	$ (9,208)	$ (77)
PEO Name	Mr. Murphy	Mr. Murphy
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (993,792)	$ (1,085,767)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	459,773	1,779,236
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,717,040)	1,546,101
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(957)	18,731
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(230,382)	(222,088)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,578	363,933
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,182)	241,001
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	226	6,477
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount